Expense Example - FidelitySustainableMulti-AssetFund-AMCIPRO - FidelitySustainableMulti-AssetFund-AMCIPRO - Fidelity Sustainable Multi-Asset Fund	Nov. 29, 2024 USD ($)
Fidelity Advisor Sustainable Multi-Asset Fund - Class I
Expense Example:
1 year	$ 48
3 years	160
5 years	284
10 years	646
Fidelity Advisor Sustainable Multi-Asset Fund - Class M
Expense Example:
1 year	445
3 years	657
5 years	887
10 years	1,548
Fidelity Advisor Sustainable Multi-Asset Fund - Class C
Expense Example:
1 year	250
3 years	474
5 years	823
10 years	1,604
Fidelity Advisor Sustainable Multi-Asset Fund - Class A
Expense Example:
1 year	644
3 years	800
5 years	972
10 years	$ 1,468